Investment in associated companies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Equity method investment, summarized balance sheet information [Abstract]
Current assets	$ 995		$ 1,843
Non-current assets	4,330		4,344
Current liabilities	1,343		1,225
Non-current liabilities	1,916		2,102
Equity method investment, summarized statement of operations information [Abstract]
Operating revenues	2,627		3,146		1,454
Net operating income	(217)		248		225
Net income	(302)		108		225
Investment in associated companies	509		721
Equity method investment, equity information [Abstract]
Equity in statutory accounts	816		984		225
SapuraCrest [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity method investment ownership (in hundredths)	0.00%	[1]	23.59%		23.60%
Percentage of ownership, consolidation method (in hundredths)	6.30%
Equity method investment, summarized balance sheet information [Abstract]
Current assets			716
Non-current assets			514
Current liabilities			505
Non-current liabilities			198
Equity method investment, summarized statement of operations information [Abstract]
Operating revenues			866		1,043
Net operating income			166		118
Net income			147		122
Investment in associated companies	0		106
Equity method investment, equity information [Abstract]
Equity in statutory accounts	0		124		112
Varia Perdana [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity method investment ownership (in hundredths)	49.00%		49.00%		49.00%
Equity method investment, summarized balance sheet information [Abstract]
Current assets	98		136
Non-current assets	154		157
Current liabilities	37		64
Non-current liabilities	0		33
Equity method investment, summarized statement of operations information [Abstract]
Operating revenues	106		119		164
Net operating income	85		96		99
Net income	83		96		99
Ownership percentage held by equity method investee (in hundredths)	51.00%
Investment in associated companies	108		102
Equity method investment, equity information [Abstract]
Equity in statutory accounts	105		96		100
Tioman [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity method investment ownership (in hundredths)	49.00%		49.00%		49.00%
Equity method investment, summarized balance sheet information [Abstract]
Current assets	82		80
Non-current assets	1		0
Current liabilities	61		70
Non-current liabilities	0		0
Equity method investment, summarized statement of operations information [Abstract]
Operating revenues	157		190		247
Net operating income	12		2		9
Net income	6		(4)		5
Ownership percentage held by equity method investee (in hundredths)	51.00%
Investment in associated companies	7		1
Equity method investment, equity information [Abstract]
Equity in statutory accounts	10		5		7
C6 [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity method investment ownership (in hundredths)	0.00%	[2]	0.00%	[2]	50.00%	[2]
Equity method investment, summarized statement of operations information [Abstract]
Operating revenues					0
Net operating income					(1)
Net income					(1)
Equity method investment, equity information [Abstract]
Equity in statutory accounts	0		0		6
Archer [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity method investment ownership (in hundredths)	39.90%		39.90%	[2]	0.00%	[2]
Equity method investment, summarized balance sheet information [Abstract]
Current assets	639		638
Non-current assets	1,945		2,176
Current liabilities	685		466
Non-current liabilities	972		1,061
Equity method investment, summarized statement of operations information [Abstract]
Operating revenues	2,191		1,855
Net operating income	(322)		16
Net income	(375)		(77)
Investment in associated companies	121		393
Equity method investment, Quoted market value	121
Equity method investment, equity information [Abstract]
Equity in statutory accounts	370		514		0
AOD [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity method investment ownership (in hundredths)	66.20%	[3]	33.80%	[3]	0.00%	[3]
Equity method investment, summarized balance sheet information [Abstract]
Current assets	32		49
Non-current assets	141		122
Current liabilities	6		3
Non-current liabilities	0		0
Equity method investment, summarized statement of operations information [Abstract]
Operating revenues	0		0
Net operating income	(2)		4
Net income	(2)		(4)
Investment in associated companies	117		53
Equity method investment, Quoted market value	137
Equity method investment, equity information [Abstract]
Equity in statutory accounts	110		57		0
Sevan Drilling [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity method investment ownership (in hundredths)	28.50%		28.50%		0.00%
Equity method investment, summarized balance sheet information [Abstract]
Current assets	133		224
Non-current assets	1,586		1,375
Current liabilities	266		117
Non-current liabilities	791		810
Equity method investment, summarized statement of operations information [Abstract]
Operating revenues	173		116
Net operating income	11		8
Net income	(12)		(50)
Investment in associated companies	66		66
Equity method investment, Quoted market value	68
Equity method investment, equity information [Abstract]
Equity in statutory accounts	189		188		0
Seabras Sapura Participacoes [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity method investment ownership (in hundredths)	50.00%		0.00%		0.00%
Equity method investment, summarized balance sheet information [Abstract]
Current assets	0
Non-current assets	42
Current liabilities	0
Non-current liabilities	0
Equity method investment, summarized statement of operations information [Abstract]
Operating revenues	0
Net operating income	0
Net income	(1)
Ownership percentage held by equity method investee (in hundredths)	50.00%
Number of pipelying vessels	1
Investment in associated companies	21		0
Equity method investment, equity information [Abstract]
Equity in statutory accounts	22		0		0
Seabras Sapura Holdco [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity method investment ownership (in hundredths)	50.00%		0.00%		0.00%
Equity method investment, summarized balance sheet information [Abstract]
Current assets	0
Non-current assets	117
Current liabilities	0
Non-current liabilities	117
Equity method investment, summarized statement of operations information [Abstract]
Operating revenues	0
Net operating income	0
Net income	0
Ownership percentage held by equity method investee (in hundredths)	50.00%
Number of pipelying vessels	2
Investment in associated companies	59		0
Equity method investment, equity information [Abstract]
Equity in statutory accounts	0		0		0
Itaunas Drilling [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity method investment ownership (in hundredths)	30.00%		0.00%		0.00%
Equity method investment, summarized balance sheet information [Abstract]
Current assets	5
Non-current assets	114
Current liabilities	109
Non-current liabilities	0
Equity method investment, summarized statement of operations information [Abstract]
Operating revenues	0
Net operating income	0
Net income	0
Ownership percentage held by equity method investee (in hundredths)	70.00%
Investment in associated companies	3		0
Equity method investment, equity information [Abstract]
Equity in statutory accounts	3		0		0
Camburi Drilling [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity method investment ownership (in hundredths)	30.00%		0.00%		0.00%
Equity method investment, summarized balance sheet information [Abstract]
Current assets	4
Non-current assets	121
Current liabilities	113
Non-current liabilities	0
Equity method investment, summarized statement of operations information [Abstract]
Operating revenues	0
Net operating income	0
Net income	0
Ownership percentage held by equity method investee (in hundredths)	70.00%
Investment in associated companies	4		0
Equity method investment, equity information [Abstract]
Equity in statutory accounts	4		0		0
Sahy Drilling [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity method investment ownership (in hundredths)	30.00%		0.00%		0.00%
Equity method investment, summarized balance sheet information [Abstract]
Current assets	2
Non-current assets	109
Current liabilities	66
Non-current liabilities	36
Equity method investment, summarized statement of operations information [Abstract]
Operating revenues	0
Net operating income	(1)
Net income	(1)
Ownership percentage held by equity method investee (in hundredths)	70.00%
Investment in associated companies	3		0
Equity method investment, equity information [Abstract]
Equity in statutory accounts	$ 3		$ 0		$ 0

[1]	In 2012, the Company's ownership share in SapuraCrest Petroleum Bhd was reduced from 23.5% to 6.3%. This is now accounted for as marketable securities (refer to note 13)
[2]	In February 2011, we deconsolidated our majority-owned subsidiary Archer (formerly Seawell Limited). Archer is now accounted for as an associated company.
[3]	During 2012 the Company's ownership in AOD increased from 33.8% to 66.2%. Even though the Company has 66.2% ownership in AOD, the Company does not have control and therefore, we do not consolidate AOD into Seadrill's financial statements as of December 31, 2012. We continue to account for this as an equity method investment.